Vanguard® PRIMECAP Core Fund
Schedule of Investments (unaudited)
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.9%)
Communication Services (6.0%)
*	Alphabet Inc. Class A	90,940	198,182
*	Alphabet Inc. Class C	70,037	153,202
*	T-Mobile US Inc.	488,657	65,744
*	Walt Disney Co.	604,835	57,096
	Activision Blizzard Inc.	651,400	50,718
*	Meta Platforms Inc. Class A	149,200	24,058
	Nintendo Co. Ltd.	50,750	21,825
*	Charter Communications Inc. Class A	41,450	19,421
	Electronic Arts Inc.	154,850	18,838
	Comcast Corp. Class A	178,538	7,006
*	Altice USA Inc. Class A	568,000	5,254
*	Netflix Inc.	7,300	1,277
			622,621
Consumer Discretionary (10.3%)
	Sony Group Corp. ADR	1,850,200	151,291
*	Mattel Inc.	6,088,471	135,956
	Whirlpool Corp.	713,974	110,573
*	CarMax Inc.	1,162,790	105,209
*	Alibaba Group Holding Ltd. ADR	851,700	96,821
	TJX Cos. Inc.	1,604,600	89,617
	Ross Stores Inc.	1,052,680	73,930
*	Dollar Tree Inc.	347,200	54,111
*	Tesla Inc.	79,800	53,739
	Newell Brands Inc.	1,670,000	31,797
	Marriott International Inc. Class A	184,290	25,065
*	Capri Holdings Ltd.	440,000	18,044
*	Royal Caribbean Cruises Ltd.	474,300	16,558
	Bath & Body Works Inc.	584,300	15,729
	McDonald's Corp.	53,000	13,085
*	Carnival Corp.	1,432,100	12,388
*	Victoria's Secret & Co.	439,933	12,305
*	Burlington Stores Inc.	62,500	8,514
*	Leslie's Inc.	511,100	7,759
	Restaurant Brands International Inc.	151,200	7,583
	Lowe's Cos. Inc.	35,000	6,113
	MGM Resorts International	95,000	2,750
*	O'Reilly Automotive Inc.	4,300	2,717
*	Las Vegas Sands Corp.	79,600	2,674
*	AutoZone Inc.	1,055	2,267
*	Amazon.com Inc.	14,500	1,540
	Hilton Worldwide Holdings Inc.	13,800	1,538

		Shares	Market Value ($000)
*	Norwegian Cruise Line Holdings Ltd.	68,440	761
			1,060,434
Consumer Staples (0.7%)
	Sysco Corp.	231,500	19,610
*	BJ's Wholesale Club Holdings Inc.	306,600	19,107
	Tyson Foods Inc. Class A	187,700	16,153
	Altria Group Inc.	248,924	10,398
	Mowi ASA	157,000	3,590
	Philip Morris International Inc.	15,500	1,531
	Kroger Co.	25,000	1,183
	Constellation Brands Inc. Class A	4,400	1,026
			72,598
Energy (3.1%)
	Pioneer Natural Resources Co.	691,673	154,298
	EOG Resources Inc.	333,221	36,801
	Valero Energy Corp.	311,900	33,149
	Coterra Energy Inc.	1,037,050	26,745
	Hess Corp.	235,000	24,896
	Cameco Corp.	962,800	20,238
*	Southwestern Energy Co.	2,000,000	12,500
*	Transocean Ltd. (XNYS)	1,237,200	4,120
*	TechnipFMC plc	597,500	4,021
	Schlumberger NV	47,700	1,706
	Technip Energies NV	7,820	98
			318,572
Financials (8.9%)
	Raymond James Financial Inc.	1,808,560	161,703
	Wells Fargo & Co.	4,099,400	160,573
	JPMorgan Chase & Co.	1,379,016	155,291
	Northern Trust Corp.	1,090,650	105,226
	Goldman Sachs Group Inc.	278,200	82,631
	Discover Financial Services	547,281	51,762
	Charles Schwab Corp.	714,024	45,112
	Evercore Inc. Class A	410,800	38,455
	Marsh & McLennan Cos. Inc.	220,612	34,250
	US Bancorp	593,300	27,304
	Bank of America Corp.	539,059	16,781
	CME Group Inc.	80,450	16,468
	Progressive Corp.	138,300	16,080
	Morgan Stanley	171,400	13,037
			924,673
Health Care (27.4%)
	Eli Lilly & Co.	2,290,682	742,708
	AstraZeneca plc ADR	5,656,820	373,746
	Amgen Inc.	1,459,470	355,089
*	Biogen Inc.	1,169,827	238,575
	Thermo Fisher Scientific Inc.	359,840	195,494
	Novartis AG ADR	1,740,270	147,105
	Bristol-Myers Squibb Co.	1,862,280	143,396
*	Boston Scientific Corp.	2,998,230	111,744
*	Elanco Animal Health Inc. (XNYS)	4,366,091	85,706
	Roche Holding AG	220,493	73,711
	CVS Health Corp.	658,900	61,054
	Zimmer Biomet Holdings Inc.	551,950	57,988
*	LivaNova plc	730,300	45,622
	Abbott Laboratories	332,870	36,166
	Agilent Technologies Inc.	261,350	31,041

		Shares	Market Value ($000)
*	BioMarin Pharmaceutical Inc.	288,770	23,930
*	IQVIA Holdings Inc.	88,222	19,143
[1]	Siemens Healthineers AG	358,975	18,303
*	Illumina Inc.	97,500	17,975
	Stryker Corp.	55,820	11,104
	Alcon Inc.	125,260	8,754
	Humana Inc.	17,844	8,352
	Sanofi ADR	135,300	6,769
	Medtronic plc	59,600	5,349
	Danaher Corp.	19,140	4,852
	UnitedHealth Group Inc.	8,489	4,360
*	Waters Corp.	10,431	3,453
*	Zimvie Inc.	31,040	497
			2,831,986
Industrials (14.1%)
*	Southwest Airlines Co.	6,583,969	237,813
	FedEx Corp.	838,700	190,142
	AECOM	2,810,300	183,288
	Siemens AG (Registered)	1,542,528	158,566
	Jacobs Engineering Group Inc.	952,595	121,103
	United Parcel Service Inc. Class B	497,900	90,887
	Airbus SE	626,409	61,269
*	United Airlines Holdings Inc.	1,465,340	51,902
*	TransDigm Group Inc.	81,850	43,926
*	Delta Air Lines Inc.	1,515,640	43,908
	General Dynamics Corp.	156,800	34,692
	Union Pacific Corp.	157,900	33,677
	Caterpillar Inc.	186,740	33,382
	Textron Inc.	533,060	32,554
*	American Airlines Group Inc.	2,199,000	27,883
	Carrier Global Corp.	462,500	16,493
*	XPO Logistics Inc.	270,700	13,037
	Deere & Co.	35,830	10,730
*	GXO Logistics Inc.	246,100	10,649
	Otis Worldwide Corp.	145,500	10,283
	CSX Corp.	339,000	9,851
*	Saia Inc.	45,300	8,516
	L3Harris Technologies Inc.	34,000	8,218
	Science Applications International Corp.	80,000	7,448
	Rockwell Automation Inc.	25,650	5,112
	Pentair plc	87,100	3,987
	Old Dominion Freight Line Inc.	4,500	1,153
	AMETEK Inc.	10,000	1,099
			1,451,568
Information Technology (22.5%)
	Microsoft Corp.	1,196,900	307,400
	Texas Instruments Inc.	1,516,600	233,026
	Intel Corp.	5,702,700	213,338
	KLA Corp.	644,700	205,711
*	Flex Ltd.	8,416,200	121,782
	Applied Materials Inc.	1,088,500	99,032
	Micron Technology Inc.	1,715,860	94,853
	HP Inc.	2,677,243	87,760
	Hewlett Packard Enterprise Co.	6,161,778	81,705
	QUALCOMM Inc.	559,520	71,473
	Intuit Inc.	181,550	69,977
	Visa Inc. Class A	353,100	69,522

		Shares	Market Value ($000)
	Analog Devices Inc.	456,700	66,719
	Oracle Corp.	947,200	66,181
	Telefonaktiebolaget LM Ericsson ADR	8,854,045	65,520
	ASML Holding NV GDR (Registered)	130,000	61,864
*	Adobe Inc.	159,100	58,240
	NetApp Inc.	768,000	50,104
	Apple Inc.	341,000	46,621
	Cisco Systems Inc.	929,100	39,617
	Corning Inc.	1,005,200	31,674
	Fidelity National Information Services Inc.	313,300	28,720
*	WEX Inc.	182,080	28,324
*	Keysight Technologies Inc.	170,430	23,494
	Jabil Inc.	368,122	18,852
*	PayPal Holdings Inc.	243,650	17,016
	Mastercard Inc. Class A	52,900	16,689
*	Western Digital Corp.	325,400	14,588
	Teradyne Inc.	145,540	13,033
	NVIDIA Corp.	50,840	7,707
*	BlackBerry Ltd.	1,276,500	6,880
*	Ciena Corp.	57,000	2,605
			2,320,027
Materials (1.8%)
	Albemarle Corp.	378,465	79,092
	Glencore plc	8,026,481	43,475
	DuPont de Nemours Inc.	341,300	18,969
	Corteva Inc.	285,193	15,440
	Dow Inc.	238,000	12,283
	Freeport-McMoRan Inc.	377,200	11,037
	Linde plc	8,300	2,386
	Greif Inc. Class B	26,000	1,620
			184,302
Real Estate (0.1%)
	American Homes 4 Rent Class A	222,000	7,868
Total Common Stocks (Cost $4,927,428)			9,794,649
Temporary Cash Investments (5.2%)
Money Market Fund (5.2%)
[2]	Vanguard Market Liquidity Fund, 1.417% (Cost $539,655)	5,398,006	539,639
Total Investments (100.1%) (Cost $5,467,083)			10,334,288
Other Assets and Liabilities—Net (-0.1%)			(7,618)
Net Assets (100%)			10,326,670
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $18,303,000, representing 0.2% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,413,812	380,837	—	9,794,649
Temporary Cash Investments	539,639	—	—	539,639
Total	9,953,451	380,837	—	10,334,288